Parent company information - Summary of Parent Company Information - Condensed Statements of Cash Flows (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Cash flows from operating activities
Net income		$ 20,369	$ 16,240
Adjustments to determine net cash from operating activities:
Change in deposits		106,085	91,596
Change in loans		(62,098)	(55,007)
Change in trading securities		(35,767)	8,886
Change in obligations related to assets sold under repurchase agreements and securities loaned		(15,805)	(35,581)
Change in assets purchased under reverse repurchase agreements and securities borrowed		41,120	(10,168)
Change in obligations related to securities sold short		14,605	727
Other operating activities, net		(13,078)	(16,429)
Net cash from (used in) operating activities		55,220	23,139
Cash flows from investing activities
Change in interest-bearing deposits with banks		15,656	5,066
Purchases of investment securities		(314,421)	(193,307)
Net acquisitions of premises and equipment and other intangibles		(2,243)	(2,280)
Net cash from (used in) investing activities		(68,569)	(20,887)
Cash flows from financing activities
Issuance of subordinated debentures		2,991	3,250
Repayment of subordinated debentures		(2,750)	(1,500)
Issue of common shares, net of issuance costs		72	159
Common shares purchased for cancellation		(2,768)	(140)
Issue of preferred shares and other equity instruments, net of issuance costs		4,945	2,702
Redemption of preferred shares and other equity instruments		(2,350)	(1,021)
Net cash from (used in) financing activities		(6,711)	(8,146)
Net change in cash and due from banks		(19,699)	(5,266)
Cash and due from banks at beginning of period	[1]	56,723	61,989
Cash and due from banks at end of period	[1]	37,024	56,723
Supplemental disclosure of cash flow information
Amount of interest paid		70,976	73,639
Amount of interest received		100,508	102,127
Amount of dividends received		3,982	3,502
Amount of income taxes paid		6,087	3,410
Parent [member]
Cash flows from operating activities
Net income		20,362	16,230
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries		(15,890)	(15,179)
Change in deposits		92,267	77,327
Change in loans		(49,013)	(56,572)
Change in trading securities		(26,471)	3,162
Change in obligations related to assets sold under repurchase agreements and securities loaned		(26,361)	(2,860)
Change in assets purchased under reverse repurchase agreements and securities borrowed		18,288	(24,203)
Change in obligations related to securities sold short		14,955	(1,721)
Other operating activities, net		(9,112)	(2,565)
Net cash from (used in) operating activities		19,025	(6,381)
Cash flows from investing activities
Change in interest-bearing deposits with banks		13,554	7,247
Proceeds from sales and maturities of investment securities		150,541	167,772
Purchases of investment securities		(202,133)	(152,935)
Net acquisitions of premises and equipment and other intangibles		(1,842)	(1,277)
Cash used in an acquisition, net of cash acquired			(12,872)
Change in cash invested in subsidiaries		(643)	1,252
Change in net funding provided to subsidiaries		13,627	(166)
Net cash from (used in) investing activities		(26,896)	9,021
Cash flows from financing activities
Issuance of subordinated debentures		2,991	3,239
Repayment of subordinated debentures		(2,750)	(1,500)
Issue of common shares, net of issuance costs		72	159
Common shares purchased for cancellation		(2,768)	(140)
Issue of preferred shares and other equity instruments, net of issuance costs		4,945	2,702
Redemption of preferred shares and other equity instruments		(2,350)	(1,021)
Dividends paid on shares and distributions paid on other equity instruments		(8,800)	(6,637)
Repayment of lease liabilities		(281)	(268)
Net cash from (used in) financing activities		(8,941)	(3,466)
Net change in cash and due from banks		(16,812)	(826)
Cash and due from banks at beginning of period		40,944	41,770
Cash and due from banks at end of period		24,132	40,944
Supplemental disclosure of cash flow information
Amount of interest paid		53,560	55,119
Amount of interest received		65,880	67,857
Amount of dividends received		3,388	2,869
Amount of income taxes paid		$ 2,599	$ 504

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2025 (October 31, 2024 – $2 billion; October 31, 2023 – $3 billion).